Related party transactions (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	May 27, 2016	Nov. 09, 2011	Dec. 31, 2018	Dec. 31, 2017
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Revolving loan, related parties, borrowing capacity		$ 12,000
Proceeds from related party debt	$ 1,800
Accounts payable, related party			$ 14,984	$ 11,727
Lacoop, A.C. And Lacoop II, S. C.
Related Party Transaction [Line Items]
Other receivables, related party			2,692	2,112
Accounts payable, related party			$ 1,634	$ 1,113
LIBOR | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		6.00%